Third Avenue Variable Series Trust

Third Avenue Value Portfolio

(the “Portfolio”)

These materials provide, in interactive data format using the Extensible Business Reporting Language, information relating to the Portfolio in the supplement for the Portfolio that was filed with the Securities and Exchange Commission pursuant to paragraph (e) of Rule 497 under the Securities Act of 1933, as amended, on February 14, 2020 (SEC Accession No. 0001615774-20-001824).

EXHIBIT INDEX

EXHIBIT NO.	DESCRIPTION OF EXHIBIT
EX-101.INS	XBRL Instance Document
EX-101.SCH	XBRL Taxonomy Extension Schema Document
EX-101.CAL	XBRL Taxonomy Extension Calculation Linkbase
EX-101.DEF	XBRL Taxonomy Extension Definition Linkbase
EX-101.LAB	XBRL Taxonomy Extension Labels Linkbase
EX-101.PRE	XBRL Taxonomy Extension Presentation Linkbase